Lease Agreements - Future Minimum Rental Payments for Operating and Capital Leases under ASC 840 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Finance Leases
2019	$ 119
2020	56
2021	2
2022	2
2023	1
Later years	0
Total future minimum rental payments	180
Operating Leases
2019	7,882
2020	7,398
2021	6,414
2022	5,702
2023	4,828
Later years	8,068
Total future minimum rental payments	40,292
Built-to-Suit Lease
2019	915
2020	933
2021	952
2022	971
2023	990
Later years	7,461
Total future minimum rental payments	12,222
Rental payments charged to expense	$ 8,377